Schedule of investments
Delaware Strategic Allocation Fund	June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 58.54%
US Markets − 26.55%
Communication Services − 2.26%
Alphabet Class A †	667	$1,628,674
AT&T	8,599	247,479
ATN International	997	45,354
Bumble Class A †	24	1,382
Century Communications =,†	25,000	0
Cinemark Holdings †	5,414	118,837
Comcast Class A	20,134	1,148,041
Facebook Class A †	1,628	566,072
Nexstar Media Group Class A	468	69,208
Upwork †	1,003	58,465
Verizon Communications	11,300	633,139
Walt Disney †	6,403	1,125,455
Yelp †	2,583	103,217
		5,745,323
Consumer Discretionary − 3.26%
Amazon.com †	396	1,362,303
American Eagle Outfitters	7,610	285,603
Aramark	5,419	201,858
At Home Group †	1,578	58,134
BorgWarner	3,365	163,337
Brinker International †	2,296	142,008
Children's Place †	700	65,142
Chuy's Holdings †	1,655	61,665
Dana	4,461	105,993
Dick's Sporting Goods	1,045	104,699
Dollar General	3,220	696,776
Dollar Tree †	6,000	597,000
DR Horton	1,803	162,937
Five Below †	1,284	248,159
Hibbett †	1,002	89,809
Home Depot	1,819	580,061
Jack in the Box	1,255	139,857
KB Home	3,119	127,006
La-Z-Boy	1,759	65,153
Lowe's	3,600	698,292
Malibu Boats Class A †	1,994	146,220
NIKE Class B	2,786	430,409
Sonic Automotive Class A	840	37,582
Starbucks	2,993	334,647
Steven Madden	4,079	178,497
Taylor Morrison Home †	4,720	124,702
NQ-448 [6/21] 8/21 (1750412)    1

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Texas Roadhouse	3,526	$339,201
Toll Brothers	2,823	163,198
Tractor Supply	1,893	352,212
Waste Management	1,029	144,173
Wendy's	3,382	79,206
		8,285,839
Consumer Staples − 1.06%
Archer-Daniels-Midland	11,500	696,900
BJ's Wholesale Club Holdings †	3,285	156,300
Casey's General Stores	1,243	241,938
Conagra Brands	17,798	647,491
General Mills	3,032	184,740
Helen of Troy †	765	174,512
J & J Snack Foods	895	156,097
PepsiCo	2,265	335,605
YETI Holdings †	1,156	106,144
		2,699,727
Energy − 0.69%
Chevron	4,334	453,943
ConocoPhillips	16,098	980,368
Earthstone Energy Class A †	2,733	30,254
Patterson-UTI Energy	7,494	74,490
PDC Energy	4,679	214,252
		1,753,307
Financials − 3.69%
American Equity Investment Life Holding	2,457	79,410
American International Group	14,500	690,200
Axis Capital Holdings	2,751	134,827
BlackRock	385	336,863
Bryn Mawr Bank	1,143	48,223
Capital One Financial	1,573	243,327
City Holding	1,001	75,315
Comerica	1,702	121,421
Discover Financial Services	5,898	697,674
East West Bancorp	3,475	249,123
Enterprise Financial Services	1,246	57,802
Essent Group	5,499	247,180
First Bancorp (North Carolina)	2,055	84,070
First Financial Bancorp	4,015	94,874
First Foundation	1,920	43,219
2    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
First Interstate BancSystem Class A	2,264	$94,703
Great Western Bancorp	2,381	78,073
Hamilton Lane Class A	1,194	108,797
Independent Bank	1,323	99,887
Independent Bank Group	1,550	114,669
Intercontinental Exchange	1,974	234,314
JPMorgan Chase & Co.	4,711	732,749
Kemper	570	42,123
KeyCorp	8,678	179,201
Lakeland Financial	316	19,478
MetLife	11,113	665,113
NMI Holdings Class A †	3,947	88,729
Old National Bancorp	6,534	115,064
Pacific Premier Bancorp	3,318	140,318
Raymond James Financial	1,505	195,499
Reinsurance Group of America	1,204	137,256
RLI	650	67,984
Selective Insurance Group	1,580	128,217
South State	1,700	138,992
State Street	2,544	209,320
Stifel Financial	2,332	151,254
Travelers	909	136,086
Truist Financial	12,200	677,100
Umpqua Holdings	5,158	95,165
United Community Banks	3,754	120,166
US Bancorp	17,449	994,070
Valley National Bancorp	6,901	92,680
Webster Financial	1,843	98,306
WesBanco	2,857	101,795
WSFS Financial	2,680	124,861
		9,385,497
Healthcare − 4.31%
Abbott Laboratories	2,743	317,996
Agios Pharmaceuticals †	1,825	100,576
Amicus Therapeutics †	10,274	99,041
Apellis Pharmaceuticals †	960	60,672
AtriCure †	1,609	127,642
Becton Dickinson and Co.	906	220,330
Biohaven Pharmaceutical Holding †	825	80,091
Blueprint Medicines †	1,787	157,184
Cardinal Health	11,100	633,699
NQ-448 [6/21] 8/21 (1750412)    3

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Catalent †	1,484	$160,450
Cigna	4,312	1,022,246
CONMED	1,264	173,711
CryoLife †	3,815	108,346
CVS Health	8,400	700,896
Dexcom †	516	220,332
Edwards Lifesciences †	2,419	250,536
Exact Sciences †	1,594	198,150
Halozyme Therapeutics †	3,642	165,383
Insmed †	4,146	117,995
Inspire Medical Systems †	118	22,805
Intercept Pharmaceuticals †	1,211	24,184
Johnson & Johnson	6,773	1,115,784
Ligand Pharmaceuticals †	959	125,811
Merck & Co.	12,751	991,645
Merit Medical Systems †	2,616	169,151
Natera †	1,558	176,880
Neurocrine Biosciences †	1,558	151,625
NuVasive †	2,073	140,508
Omnicell †	912	138,122
Organon & Co. †	376	11,375
Pfizer	7,686	300,984
Prestige Consumer Healthcare †	2,896	150,882
PTC Therapeutics †	2,045	86,442
Quidel †	696	89,171
Repligen †	765	152,709
Shockwave Medical †	1,007	191,058
Spectrum Pharmaceuticals †	6,791	25,466
Supernus Pharmaceuticals †	3,393	104,470
Tabula Rasa HealthCare †	2,334	116,700
Teladoc Health †	706	117,401
Thermo Fisher Scientific	685	345,562
TransMedics Group †	2,710	89,918
Travere Therapeutics †	6,898	100,642
Ultragenyx Pharmaceutical †	1,394	132,918
Vanda Pharmaceuticals †	6,117	131,577
Vertex Pharmaceuticals †	1,079	217,559
Viatris	44,206	631,704
		10,968,329
Industrials − 3.28%
ABM Industries	2,482	110,077
4    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
Allegiant Travel †	877	$170,138
Ameresco Class A †	3,772	236,580
Applied Industrial Technologies	1,544	140,597
ASGN †	1,767	171,275
Barnes Group	1,473	75,491
BrightView Holdings †	5,084	81,954
Carlisle	635	121,526
Casella Waste Systems Class A †	1,004	63,684
Caterpillar	2,210	480,962
Columbus McKinnon	2,462	118,767
Deere	306	107,929
Dover	1,164	175,298
Eaton	1,124	166,554
Emerson Electric	1,568	150,904
ESCO Technologies	820	76,924
Federal Signal	3,486	140,242
Gates Industrial †	4,320	78,062
Generac Holdings †	283	117,488
Honeywell International	4,134	906,793
Hub Group Class A †	2,080	137,238
Ichor Holdings †	788	42,394
Ingersoll Rand †	1,013	49,445
Kadant	717	126,257
Knight-Swift Transportation Holdings	2,350	106,831
Lockheed Martin	399	150,962
MasTec †	769	81,591
MYR Group †	2,288	208,025
Northrop Grumman	1,900	690,517
Oshkosh	1,534	191,198
Parker-Hannifin	968	297,283
Quanta Services	1,257	113,847
Raytheon Technologies	10,029	855,574
Rexnord	3,074	153,823
Rockwell Automation	222	63,496
Southwest Airlines †	2,404	127,628
Tetra Tech	1,173	143,153
Trane Technologies	1,647	303,279
Union Pacific	1,366	300,424
US Ecology †	2,048	76,841
Werner Enterprises	2,071	92,201
WESCO International †	1,907	196,078
NQ-448 [6/21] 8/21 (1750412)    5

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
WillScot Mobile Mini Holdings †	5,028	$140,130
		8,339,460
Information Technology − 5.53%
Accenture Class A	1,313	387,059
Activision Blizzard	746	71,198
Adobe †	839	491,352
Apple	10,637	1,456,844
Bandwidth Class A †	296	40,824
Blackline †	498	55,412
Box Class A †	1,695	43,307
Broadcom	2,133	1,017,100
Brooks Automation	2,205	210,092
Cisco Systems	18,626	987,178
Cognizant Technology Solutions Class A	8,473	586,840
ExlService Holdings †	1,617	171,822
Fidelity National Information Services	4,631	656,074
II-VI †	1,912	138,792
Intel	5,345	300,068
Intuit	512	250,967
J2 Global †	1,432	196,972
KBR	3,064	116,892
MACOM Technology Solutions Holdings †	768	49,213
MaxLinear †	3,379	143,574
Microsoft	6,596	1,786,856
Mimecast †	1,538	81,591
Motorola Solutions	3,327	721,460
NETGEAR †	1,642	62,921
Oracle	8,600	669,424
Plantronics †	271	11,309
PTC †	1,844	260,483
Q2 Holdings †	1,433	146,997
Rapid7 †	2,159	204,306
Roper Technologies	238	111,908
salesforce.com †	1,413	345,154
Semtech †	1,727	118,818
ServiceNow †	500	274,775
Silicon Laboratories †	812	124,439
Sprout Social Class A †	745	66,618
SS&C Technologies Holdings	4,003	288,456
Texas Instruments	1,455	279,797
Tyler Technologies †	884	399,895
6    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Uber Technologies †	1,407	$70,519
Varonis Systems †	1,746	100,605
Visa Class A	2,441	570,755
		14,068,666
Materials − 1.06%
Balchem	487	63,924
Boise Cascade	2,889	168,573
Coeur Mining †	3,099	27,519
Corteva	2,974	131,897
Dow	2,228	140,988
DuPont de Nemours	10,543	816,134
Eastman Chemical	1,409	164,501
Ferro †	1,513	32,635
Kaiser Aluminum	1,226	151,399
Minerals Technologies	2,195	172,681
Neenah	2,065	103,601
Quaker Chemical	514	121,916
Reliance Steel & Aluminum	746	112,571
Summit Materials Class A †	3,371	117,479
Westrock	4,448	236,722
Worthington Industries	2,452	150,013
		2,712,553
Real Estate − 0.91%
American Assets Trust	2,455	91,547
American Tower	1,187	320,656
Armada Hoffler Properties	4,964	65,971
Brixmor Property Group	5,955	136,310
Camden Property Trust	1,077	142,886
DiamondRock Hospitality †	6,174	59,888
EastGroup Properties	831	136,658
Equity Residential	9,045	696,465
First Industrial Realty Trust	2,229	116,421
Kite Realty Group Trust	4,844	106,616
Lexington Realty Trust	6,761	80,794
National Storage Affiliates Trust	2,147	108,552
Pebblebrook Hotel Trust	2,923	68,837
Physicians Realty Trust	6,521	120,443
RPT Realty	5,130	66,587
Spirit MTA REIT =,†	677	0
		2,318,631
NQ-448 [6/21] 8/21 (1750412)    7

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Utilities − 0.50%
Black Hills	2,817	$184,880
Edison International	10,700	618,674
NorthWestern	1,730	104,181
South Jersey Industries	9,467	245,479
Spire	1,520	109,850
		1,263,064
Total US Markets (cost $37,130,187)		67,540,396
Developed Markets − 23.08%§
Communication Services − 1.10%
KDDI	19,600	611,315
Nippon Telegraph & Telephone	20,860	543,492
PCCW	630,000	330,242
Telefonica	67,653	316,145
Telenet Group Holding	8,200	308,613
Toho	6,400	263,846
Vodafone Group	260,000	436,409
		2,810,062
Consumer Discretionary − 2.52%
Cie Generale des Etablissements Michelin	3,690	588,494
Honda Motor	17,200	549,620
Industria de Diseno Textil	11,790	415,346
La Francaise des Jeux SAEM 144A #	7,600	446,800
LVMH Moet Hennessy Louis Vuitton	640	501,847
McDonald's Holdings Co. Japan	7,700	339,619
Persimmon	10,500	429,639
Puma	4,240	505,523
Sony Group	8,000	778,793
Stanley Electric	11,100	321,225
Toyota Motor	9,788	855,497
Wesfarmers	15,040	666,604
		6,399,007
Consumer Staples − 2.64%
Beiersdorf	3,170	382,461
Chocoladefabriken Lindt & Spruengli	50	497,433
Coles Group	29,430	377,194
Diageo	15,030	719,576
Essity Class B	11,200	371,409
J Sainsbury	130,630	491,144
Koninklijke Ahold Delhaize	13,940	414,391
8    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Consumer Staples (continued)
L'Oreal	1,770	$788,721
Matsumotokiyoshi Holdings	7,000	309,060
Nestle	8,490	1,057,247
Sundrug	9,700	308,214
Suntory Beverage & Food	5,900	221,990
Tate & Lyle	32,230	329,206
Wm Morrison Supermarkets	130,000	443,638
		6,711,684
Energy − 0.43%
Galp Energia	21,400	232,233
Royal Dutch Shell Class A	23,120	462,714
Royal Dutch Shell Class B	20,740	401,368
		1,096,315
Financials − 4.16%
AIA Group	73,000	907,294
Allianz	3,170	790,481
Aviva	75,000	421,111
Banco Bilbao Vizcaya Argentaria †	100,000	619,910
Banco Espirito Santo =,†	370,000	0
Bank Leumi Le-Israel †	63,000	478,469
BNP Paribas	11,300	708,404
Credit Suisse Group	38,390	402,135
Daiwa Securities Group	74,100	406,935
DBS Group Holdings	22,500	498,792
Erste Group Bank	12,890	472,897
Investec	89,910	358,566
KBC Group	5,530	421,628
Medibank	138,760	328,839
Ninety One	98,000	298,511
Nordea Bank	49,210	547,755
QBE Insurance Group	34,193	276,688
Sompo Holdings	10,100	373,289
Standard Chartered	70,610	450,281
Tryg	18,000	441,874
UBS Group	35,320	540,536
UniCredit	27,150	320,321
United Overseas Bank	26,400	506,915
		10,571,631
Healthcare − 3.20%
Alfresa Holdings	14,200	212,051
NQ-448 [6/21] 8/21 (1750412)    9

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Healthcare (continued)
Astellas Pharma	25,100	$437,067
AstraZeneca	8,800	1,056,985
Daiichi Sankyo	11,700	252,177
GlaxoSmithKline	38,450	754,949
Koninklijke Philips	9,647	478,033
Kyowa Kirin	9,700	344,012
Nippon Shinyaku	4,700	372,717
Novartis	11,740	1,069,891
Novo Nordisk Class B	11,800	988,594
Roche Holding	1,750	659,241
Sanofi	7,290	763,794
Smith & Nephew	19,790	427,742
Sumitomo Dainippon Pharma	16,000	335,281
		8,152,534
Industrials − 3.72%
AGC	10,400	436,239
ANDRITZ	7,960	447,200
BAE Systems	71,400	515,567
Brenntag	5,200	483,530
Deutsche Lufthansa †	17,620	198,274
Deutsche Post	10,630	722,995
East Japan Railway	5,166	368,611
Eiffage	3,800	386,602
Intertek Group	3,680	281,507
ITOCHU	16,586	477,746
Japan Airlines †	10,400	224,766
Mitsubishi	20,700	564,198
Miura	7,400	320,726
Schneider Electric	4,250	668,633
Siemens	4,940	782,693
Teleperformance	750	304,412
Vestas Wind Systems	11,250	439,147
Vinci	5,040	537,797
Volvo Class B	21,990	529,059
West Japan Railway	5,000	285,071
Wolters Kluwer	4,870	489,224
		9,463,997
Information Technology − 2.33%
ASML Holding (New York Shares)	2,040	1,401,528
Azbil	11,200	464,251
10    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets § (continued)
Information Technology (continued)
Capgemini	2,580	$495,596
Computershare	35,100	444,863
Omron	4,000	317,206
SAP	6,670	939,900
Telefonaktiebolaget LM Ericsson Class B	37,980	477,341
Tokyo Electron	1,500	649,174
Venture	27,900	398,572
Yokogawa Electric	22,800	340,681
		5,929,112
Materials − 1.66%
BlueScope Steel	28,390	467,552
Boliden	11,530	443,249
Covestro 144A #	3,800	245,389
CRH	12,400	624,890
Givaudan †	80	372,051
LANXESS	5,130	351,713
Linde	495	143,104
Rio Tinto	7,790	641,059
Shin-Etsu Chemical	2,900	485,008
South32	209,460	460,258
		4,234,273
Real Estate − 0.57%
Daito Trust Construction	3,400	371,844
Grand City Properties †	10,190	275,246
Klepierre	13,440	346,300
Mirvac Group	204,620	448,088
		1,441,478
Utilities − 0.75%
AusNet Services	195,880	257,075
Centrica †	370,000	263,383
E.ON	38,250	442,392
Enel	70,990	659,270
Tokyo Gas	14,900	281,248
		1,903,368
Total Developed Markets (cost $46,539,755)		58,713,461
Emerging Markets − 8.91%@
Communication Services − 2.04%
America Movil ADR Class L	6,429	96,435
Baidu ADR †	2,422	493,846
NQ-448 [6/21] 8/21 (1750412)    11

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Communication Services (continued)
Grupo Televisa ADR	18,488	$264,009
iQIYI ADR †	1,826	28,449
LG Uplus	8,694	118,504
Mail.Ru Group GDR †	3,046	69,022
NAVER	592	219,473
SK Telecom ADR	42,555	1,336,652
Sohu.com ADR †	8,688	161,597
Telefonica Brasil ADR	9,422	80,087
Tencent Holdings	24,900	1,872,880
Tencent Music Entertainment Group ADR †	7	108
TIM ADR	6,173	71,113
Turkcell Iletisim Hizmetleri ADR	12,791	59,734
Weibo ADR †	1,972	103,767
Yandex Class A †	3,024	213,948
Zhihu ADR †	500	6,780
		5,196,404
Consumer Discretionary − 1.23%
Alibaba Group Holding ADR †	6,138	1,391,975
Arcos Dorados Holdings Class A	8,245	49,223
Astra International	312,200	106,363
B2W Cia Digital †	40,090	536,006
JD.com ADR †	11,936	952,612
Trip.com Group ADR †	2,961	104,997
		3,141,176
Consumer Staples − 0.56%
BRF ADR †	25,034	136,936
Cia Cervecerias Unidas ADR	3,537	71,235
Coca-Cola Femsa ADR	5,174	273,860
Fomento Economico Mexicano ADR	1,012	85,524
Monde Nissin 144A #,†	150,000	50,763
Tata Consumer Products	13,320	135,189
Tingyi Cayman Islands Holding	115,724	231,022
Tsingtao Brewery Class H	23,400	251,953
Uni-President China Holdings	163,600	180,577
		1,417,059
Energy − 1.01%
China Petroleum & Chemical Class H	246,200	124,617
Gazprom PJSC ADR	50,460	384,606
Petroleo Brasileiro ADR	13,098	160,188
Reliance Industries GDR 144A #	27,156	1,537,030
12    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Energy (continued)
Rosneft Oil PJSC GDR	47,967	$371,265
		2,577,706
Financials − 0.56%
Akbank TAS	65,566	39,761
Banco Bradesco ADR	24,442	125,388
Banco Santander Brasil ADR	11,302	92,676
Banco Santander Mexico ADR	30,062	188,789
Grupo Financiero Banorte Class O	14,685	94,560
Itau Unibanco Holding ADR	29,636	178,112
Ping An Insurance Group Co. of China Class H	31,000	303,640
Samsung Life Insurance	1,972	139,738
Sberbank of Russia PJSC =	60,901	254,589
		1,417,253
Healthcare − 0.05%
BeiGene ADR †	356	122,176
Joinn Laboratories China Class H 144A #	140	2,254
		124,430
Information Technology − 3.16%
DiDi Global ADR †	2,500	35,350
Hon Hai Precision Industry	133,582	536,965
MediaTek	41,000	1,415,595
Samsung Electronics	28,001	2,006,554
SK Hynix	13,902	1,573,951
Taiwan Semiconductor Manufacturing	109,069	2,329,154
WNS Holdings ADR †	1,737	138,734
		8,036,303
Materials − 0.25%
Cemex ADR †	12,322	103,505
Cia de Minas Buenaventura ADR †	11,225	101,586
Sociedad Quimica y Minera de Chile ADR	3,027	143,268
Tata Chemicals	11,685	113,784
Vale ADR	7,323	167,038
		629,181
Real Estate − 0.02%
Etalon Group GDR 144A #,†	20,100	32,682
IRSA Inversiones y Representaciones ADR †	5,217	19,355
IRSA Propiedades Comerciales ADR	221	2,343
UEM Sunrise †	113,419	10,655
		65,035
NQ-448 [6/21] 8/21 (1750412)    13

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Utilities − 0.03%
Kunlun Energy	86,000	$79,307
		79,307
Total Emerging Markets (cost $11,454,230)		22,683,854
Total Common Stock (cost $95,124,172)		148,937,711

Exchange-Traded Funds – 7.90%
iShares MSCI EAFE ETF	3,230	254,782
iShares Russell 1000 Growth ETF	49,370	13,402,967
Vanguard FTSE Developed Markets ETF	9,140	470,893
Vanguard Mega Cap Growth ETF	24,723	5,720,408
Vanguard Russell 1000 Growth ETF	3,730	260,429
Total Exchange-Traded Funds (cost $10,892,732)		20,109,479
	Principal amount°
Agency Collateralized Mortgage Obligations – 0.72%
Fannie Mae REMICs Series 2013-44 DI 3.00% 5/25/33 Σ	373,134	39,052
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	319,862	321,888
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA1 M1 144A 0.668% (SOFR + 0.65%) 1/25/51 #,•	457,074	457,074
Series 2021-HQA1 M1 144A 0.718% (SOFR + 0.70%) 8/25/33 #,•	400,000	400,000
Series 2021-HQA2 M1 144A 0.717% (SOFR + 0.70%) 12/25/33 #,=,•	120,000	120,132
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	486,909
Series 2017-10 KZ 3.00% 1/20/47	1,142	1,218
Total Agency Collateralized Mortgage Obligations (cost $1,816,574)		1,826,273

Agency Commercial Mortgage-Backed Securities – 0.19%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	100,000	106,999
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.088% 8/25/44 #,•	20,000	19,995
Series 2012-K22 B 144A 3.811% 8/25/45 #,•	145,000	149,724
Series 2014-K717 B 144A 3.714% 11/25/47 #,•	140,000	140,328
14    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 C 144A 3.714% 11/25/47 #,•	60,000	$60,108
Total Agency Commercial Mortgage-Backed Securities (cost $480,358)		477,154

Agency Mortgage-Backed Securities – 9.91%
Fannie Mae S.F. 15 yr 2.00% 4/1/36	573,599	592,800
Fannie Mae S.F. 20 yr 2.00% 5/1/41	823,452	837,544
Fannie Mae S.F. 30 yr
2.00% 12/1/50	64,570	65,338
2.00% 1/1/51	24,595	24,858
2.00% 2/1/51	1,156,025	1,168,053
2.00% 5/1/51	26,832	27,110
2.50% 10/1/50	109,936	115,195
2.50% 11/1/50	528,644	547,450
2.50% 2/1/51	255,281	264,284
2.50% 5/1/51	1,303,402	1,349,430
3.00% 12/1/46	731,083	771,934
3.00% 1/1/47	244,521	258,807
3.00% 11/1/49	374,658	398,933
3.00% 3/1/50	296,570	313,967
3.00% 7/1/50	116,444	121,609
3.00% 8/1/50	389,486	412,888
3.50% 10/1/42	561,214	605,624
3.50% 7/1/47	104,396	111,656
3.50% 11/1/48	55,395	58,422
3.50% 3/1/50	25,454	26,955
3.50% 9/1/50	803,456	877,708
3.50% 6/1/51	1,052,102	1,121,308
4.00% 10/1/48	464,853	508,857
4.50% 4/1/44	43,426	48,345
4.50% 10/1/45	257,504	283,724
4.50% 5/1/46	358,455	398,481
4.50% 9/1/48	874,944	956,335
4.50% 9/1/49	361,909	395,635
5.00% 7/1/47	576,448	659,396
5.00% 8/1/49	1,211,647	1,346,465
5.50% 5/1/44	2,210,644	2,559,282
6.00% 10/1/38	543,837	645,376
6.00% 6/1/41	27,141	32,150
6.00% 7/1/41	922,319	1,093,758
NQ-448 [6/21] 8/21 (1750412)    15

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 1/1/42	32,851	$38,920
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/51	927,000	935,980
2.50% 7/1/51	1,198,000	1,239,088

Freddie Mac S.F. 15 yr 3.00% 3/1/35	494,126	524,287
Freddie Mac S.F. 20 yr 2.50% 6/1/41	516,932	537,966
Freddie Mac S.F. 30 yr
2.00% 12/1/50	109,311	109,666
2.00% 4/1/51	72,219	72,341
2.50% 11/1/50	263,889	274,720
2.50% 2/1/51	1,029,929	1,077,301
3.00% 7/1/50	536,180	560,020
3.00% 12/1/50	543,487	578,673
4.50% 8/1/48	123,786	134,684
4.50% 1/1/49	47,913	52,831
5.50% 9/1/41	32,163	37,320
GNMA II S.F. 30 yr
5.50% 5/20/37	10,267	11,737
6.50% 6/20/39	20,464	23,994
Total Agency Mortgage-Backed Securities (cost $25,096,638)		25,209,205

Collateralized Debt Obligations – 1.12%
Cedar Funding IX CLO Series 2018-9A A1 144A 1.168% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,•	250,000	250,168
Galaxy XXI CLO Series 2015-21A AR 144A 1.208% (LIBOR03M + 1.02%) 4/20/31 #,•	600,000	600,438
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 1.438% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #,•	250,000	249,937
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.378% (LIBOR03M + 1.19%) 1/20/31 #,•	250,000	250,092
Octagon Investment Partners 48 Series 2020-3A A 144A 1.688% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #,•	250,000	250,318
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 1.595% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #,•	250,000	249,936
16    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Signal Peak CLO 5 Series 2018-5A A 144A 1.286% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,•	250,000	$250,405
Sound Point CLO XXI Series 2018-3A A1A 144A 1.356% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,•	250,000	250,029
Venture 34 CLO Series 2018-34A A 144A 1.414% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,•	250,000	250,400
Venture 42 CLO Series 2021-42A A1A 144A 1.311% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #,•	250,000	249,935
Total Collateralized Debt Obligations (cost $2,839,950)		2,851,658

Corporate Bonds – 8.55%
Banking − 2.18%
Banco Santander 2.706% 6/27/24	200,000	210,525
Bank of America
1.898% 7/23/31 μ	115,000	111,904
2.087% 6/14/29 μ	285,000	287,584
2.676% 6/19/41 μ	145,000	140,938
3.458% 3/15/25 μ	215,000	229,906

Bank of Montreal 1.850% 5/1/25	210,000	216,784
BBVA USA 3.875% 4/10/25	250,000	275,593
Citizens Financial Group 2.850% 7/27/26	345,000	368,175
Credit Suisse Group 144A 5.100% 1/24/30 #,μ,ψ	200,000	206,750
Goldman Sachs Group
1.542% 9/10/27 μ	200,000	199,685
2.600% 2/7/30	70,000	72,685
JPMorgan Chase & Co.
2.580% 4/22/32 μ	740,000	759,997
3.328% 4/22/52 μ	65,000	69,505
4.023% 12/5/24 μ	75,000	80,985
4.600% 2/1/25 μ,ψ	30,000	31,127

KeyBank 3.400% 5/20/26	500,000	545,384
Morgan Stanley
1.593% 5/4/27 μ	10,000	10,075
1.794% 2/13/32 μ	5,000	4,809
2.750% 5/19/22	200,000	204,492
5.000% 11/24/25	20,000	23,076

PNC Bank 2.700% 11/1/22	250,000	257,466
PNC Financial Services Group 2.600% 7/23/26	175,000	186,686
NQ-448 [6/21] 8/21 (1750412)    17

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Regions Financial 3.800% 8/14/23	80,000	$85,333
Santander UK 144A 5.000% 11/7/23 #	90,000	98,206
State Street 3.300% 12/16/24	260,000	283,162
SVB Financial Group
1.800% 2/2/31	45,000	43,113
4.100% 2/15/31 μ,ψ	135,000	137,024
Truist Bank
2.450% 8/1/22	85,000	86,851
2.636% 9/17/29 μ	73,000	76,529
Truist Financial
1.887% 6/7/29 μ	75,000	75,300
2.700% 1/27/22	105,000	106,309

Wells Fargo & Co. 3.900% 3/15/26 μ,ψ	50,000	51,796
		5,537,754
Basic Industry − 0.30%
Georgia-Pacific 8.000% 1/15/24	355,000	420,679
LyondellBasell Industries 4.625% 2/26/55	100,000	120,819
Newmont
2.250% 10/1/30	80,000	79,853
2.800% 10/1/29	140,000	147,860
		769,211
Capital Goods − 0.17%
Otis Worldwide
3.112% 2/15/40	60,000	62,127
3.362% 2/15/50	40,000	42,192

Reynolds Group Issuer 144A 4.000% 10/15/27 #	100,000	99,432
Teledyne Technologies
2.250% 4/1/28	115,000	117,175
2.750% 4/1/31	100,000	102,802
		423,728
Communications − 1.85%
American Tower Trust #1 144A 3.070% 3/15/48 #	240,000	241,419
AT&T
3.100% 2/1/43	59,000	57,928
3.500% 6/1/41	31,000	32,259
144A 3.500% 9/15/53 #	85,000	85,526
4.300% 2/15/30	60,000	69,404

CCO Holdings 144A 4.500% 8/15/30 #	250,000	260,616
Charter Communications Operating
4.400% 12/1/61	95,000	102,275
18    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.500% 2/1/24		145,000	$158,022
Comcast
3.200% 7/15/36		65,000	69,924
3.700% 4/15/24		550,000	596,698
Discovery Communications
4.000% 9/15/55		135,000	143,155
4.125% 5/15/29		85,000	95,318

Gray Television 144A 4.750% 10/15/30 #		98,000	97,783
Sprint Spectrum 144A 4.738% 9/20/29 #		206,250	221,822
Time Warner Entertainment 8.375% 3/15/23		575,000	650,051
T-Mobile USA
1.500% 2/15/26		50,000	50,525
2.550% 2/15/31		40,000	40,560
3.000% 2/15/41		155,000	153,476
3.500% 4/15/25		65,000	70,626
3.750% 4/15/27		65,000	71,980

Turkcell Iletisim Hizmetleri 144A 5.800% 4/11/28 #		200,000	213,653
Verizon Communications
2.100% 3/22/28		30,000	30,649
2.550% 3/21/31		60,000	61,373
3.400% 3/22/41		55,000	58,253
3.550% 3/22/51		55,000	58,842
4.500% 8/10/33		540,000	646,070
ViacomCBS
4.375% 3/15/43		240,000	278,368
4.950% 1/15/31		45,000	54,294

Vodafone Group 4.875% 6/19/49		35,000	44,227
			4,715,096
Consumer Cyclical − 0.42%
Allison Transmission 144A 3.750% 1/30/31 #		250,000	246,030
Caesars Entertainment 144A 6.250% 7/1/25 #		103,000	109,309
Faurecia 3.750% 6/15/28	EUR	100,000	125,095
General Motors 5.000% 10/1/28		4,000	4,694
General Motors Financial
3.450% 4/10/22		440,000	448,152
4.350% 4/9/25		120,000	132,695
5.250% 3/1/26		11,000	12,711
			1,078,686
Consumer Non-Cyclical − 0.67%
AbbVie 2.950% 11/21/26		190,000	204,374
NQ-448 [6/21] 8/21 (1750412)    19

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Amgen 2.450% 2/21/30	115,000	$118,664
Bristol-Myers Squibb 2.900% 7/26/24	131,000	139,793
Cigna
1.074% (LIBOR03M + 0.89%) 7/15/23 •	260,000	263,568
3.200% 3/15/40	45,000	46,781
4.125% 11/15/25	107,000	119,976
CVS Health
1.300% 8/21/27	35,000	34,354
1.875% 2/28/31	20,000	19,417
3.700% 3/9/23	44,000	46,348
3.750% 4/1/30	55,000	61,629

Energizer Holdings 144A 4.375% 3/31/29 #	100,000	100,239
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	175,232
Regeneron Pharmaceuticals 1.750% 9/15/30	50,000	47,440
Takeda Pharmaceutical 4.400% 11/26/23	210,000	228,038
Viatris
144A 1.650% 6/22/25 #	20,000	20,254
144A 2.300% 6/22/27 #	15,000	15,326
144A 2.700% 6/22/30 #	30,000	30,360
144A 4.000% 6/22/50 #	25,000	26,484
		1,698,277
Energy − 0.78%
BP Capital Markets 4.875% 3/22/30 μ,ψ	70,000	77,035
Chevron USA 3.900% 11/15/24	200,000	219,552
Ecopetrol 6.875% 4/29/30	45,000	54,372
Energy Transfer
5.250% 4/15/29	40,000	47,285
6.500% 11/15/26 μ,ψ	65,000	66,430

Kinder Morgan 3.600% 2/15/51	75,000	76,574
Marathon Oil 4.400% 7/15/27	65,000	73,693
MPLX
1.750% 3/1/26	40,000	40,454
4.000% 3/15/28	35,000	39,145
4.125% 3/1/27	160,000	178,914

Occidental Petroleum 2.900% 8/15/24	100,000	102,375
ONEOK 7.500% 9/1/23	330,000	371,958
Sabine Pass Liquefaction 5.750% 5/15/24	334,000	375,003
Schlumberger Holdings 144A 3.750% 5/1/24 #	95,000	102,308
Tennessee Gas Pipeline 144A 2.900% 3/1/30 #	145,000	150,570
		1,975,668
20    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials − 0.37%
AerCap Ireland Capital DAC 3.650% 7/21/27	200,000	$213,785
Air Lease
2.875% 1/15/26	115,000	120,922
3.000% 2/1/30	130,000	131,999

Charles Schwab 4.000% 6/1/26 μ,ψ	55,000	57,475
Jefferies Group
4.150% 1/23/30	75,000	84,201
6.450% 6/8/27	80,000	99,694
6.500% 1/20/43	65,000	89,995

MetLife 6.400% 12/15/36	110,000	141,644
		939,715
Real Estate − 0.22%
American Tower 1.875% 10/15/30	100,000	96,635
CubeSmart
3.000% 2/15/30	43,000	45,113
3.125% 9/1/26	115,000	123,099

Global Net Lease 144A 3.750% 12/15/27 #	140,000	138,761
LifeStorage 3.500% 7/1/26	130,000	142,303
		545,911
Technology − 0.40%
Broadcom 144A 3.469% 4/15/34 #	12,000	12,705
International Business Machines 1.950% 5/15/30	100,000	100,006
Microchip Technology 4.333% 6/1/23	185,000	197,359
NXP
144A 2.700% 5/1/25 #	10,000	10,556
144A 4.875% 3/1/24 #	370,000	407,535
144A 5.550% 12/1/28 #	30,000	36,920
Oracle
2.875% 3/25/31	80,000	83,273
2.950% 4/1/30	95,000	100,154
3.650% 3/25/41	75,000	79,652
		1,028,160
Transportation − 0.06%
United Airlines 2014-1 Class A Pass Through Trust 4.000% 4/11/26 ♦	46,868	49,513
United Airlines 2014-2 Class A Pass Through Trust 3.750% 9/3/26 ♦	107,020	113,350
		162,863
NQ-448 [6/21] 8/21 (1750412)    21

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities − 1.13%
American Transmission Systems 144A 5.250% 1/15/22 #	40,000	$40,963
Atlantic City Electric 4.000% 10/15/28	75,000	85,530
CenterPoint Energy 3.850% 2/1/24	164,000	176,468
Duke Energy 4.875% 9/16/24 μ,ψ	130,000	138,450
Entergy Arkansas 4.200% 4/1/49	190,000	231,306
Entergy Louisiana
4.000% 3/15/33	90,000	105,658
4.050% 9/1/23	25,000	26,592
4.950% 1/15/45	15,000	16,457

Evergy Metro 3.650% 8/15/25	270,000	296,830
Exelon 3.950% 6/15/25	35,000	38,545
LG&E and KU Energy 4.375% 10/1/21	485,000	485,000
NextEra Energy Capital Holdings
2.250% 6/1/30	85,000	85,735
3.150% 4/1/24	45,000	47,852

NiSource 0.950% 8/15/25	45,000	44,667
Pacific Gas and Electric
2.100% 8/1/27	30,000	29,168
2.500% 2/1/31	45,000	42,241
3.250% 6/1/31	25,000	24,619
3.300% 8/1/40	20,000	18,104
PacifiCorp
2.700% 9/15/30	20,000	21,033
3.300% 3/15/51	30,000	31,900
3.500% 6/15/29	255,000	284,532

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	217,150
Southern California Edison 4.875% 3/1/49	30,000	35,612
Vistra Operations
144A 3.550% 7/15/24 #	120,000	126,783
144A 4.300% 7/15/29 #	215,000	233,880
		2,885,075
Total Corporate Bonds (cost $20,689,549)		21,760,144

Loan Agreements – 1.73%
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	296,539	301,506
Aramark Services Tranche B-5 2.604% (LIBOR01M + 2.50%) 4/6/28 •	249,375	248,751
Asplundh Tree Expert 1.854% (LIBOR01M + 1.75%) 9/7/27 •	149,123	148,854
22    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Atkore International 2.50% (LIBOR03M + 2.00%) 5/18/28 •	225,000	$225,141
Bayou Intermediate II Tranche B TBD 5/15/28 X	165,000	165,825
Beacon Roofing Supply 2.604% (LIBOR01M + 2.50%) 5/19/28 •	150,000	149,437
Columbus McKinnon 3.25% (LIBOR03M + 2.75%) 5/14/28 •	235,000	235,000
DaVita Tranche B-1 1.854% (LIBOR01M + 1.75%) 8/12/26 •	347,612	346,109
Genesee & Wyoming TBD 12/30/26 X	234,407	233,161
HCA TBD 6/23/28 X	275,000	276,461
Horizon Therapeutics USA Tranche B-2 2.50% (LIBOR01M + 2.00%) 3/15/28 •	124,688	124,220
Jazz Financing TBD 5/5/28 X	235,000	236,154
Lamar Media Tranche B 1.577% (LIBOR01M + 1.50%) 2/5/27 •	171,937	169,645
Logmein 1st Lien 4.827% (LIBOR01M + 4.75%) 8/31/27 •	49,875	49,839
Magenta Buyer 1st Lien TBD 5/3/28 X	150,000	150,161
Maximus 2.50% (LIBOR03M + 2.00%) 5/28/28 •	250,000	250,625
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 •	125,000	125,257
Polaris 1st Lien 4.50% (LIBOR03M + 4.00%) 6/2/28 •	50,000	50,199
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	198,875	199,559
SS&C Technologies Tranche B-3 1.854% (LIBOR01M + 1.75%) 4/16/25 •	46,219	45,747
SS&C Technologies Tranche B-4 1.854% (LIBOR01M + 1.75%) 4/16/25 •	36,064	35,696
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	164,587	165,500
Triton Water Holdings 1st lien 4.00% (LIBOR03M + 3.50%) 3/31/28 •	145,000	145,078
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	164,586	164,895
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%) 8/27/25 •	165,000	165,687
Total Loan Agreements (cost $4,399,114)		4,408,507

Municipal Bonds – 0.32%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	323,423
NQ-448 [6/21] 8/21 (1750412)    23

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	105,000	$168,196
Oregon State Taxable Pension 5.892% 6/1/27	200,000	241,794
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	60,000	75,420
Total Municipal Bonds (cost $697,592)		808,833

Non-Agency Asset-Backed Securities – 0.56%
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	139,190
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	210,000	209,810
Harley-Davidson Motorcycle Trust Series 2019-A A3 2.34% 2/15/24	165,371	166,825
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	475,750	473,024
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	200,000	204,138
Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	100,000	100,053
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #,•	2,733	2,733
Series 2015-6 A1B 144A 2.75% 4/25/55 #,•	18,313	18,386
Series 2017-1 A1 144A 2.75% 10/25/56 #,•	25,274	25,661
Series 2017-2 A1 144A 2.75% 4/25/57 #,•	26,203	26,569
Series 2018-1 A1 144A 3.00% 1/25/58 #,•	44,503	45,679
Total Non-Agency Asset-Backed Securities (cost $1,413,060)		1,412,068

Non-Agency Collateralized Mortgage Obligations – 0.84%
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	22,996	23,244
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	40,632	41,764
Series 2014-2 B1 144A 3.418% 6/25/29 #,•	70,592	72,727
Series 2014-2 B2 144A 3.418% 6/25/29 #,•	70,592	72,439
Series 2015-4 B1 144A 3.585% 6/25/45 #,•	140,222	142,615
Series 2015-4 B2 144A 3.585% 6/25/45 #,•	140,222	142,369
Series 2015-5 B2 144A 2.462% 5/25/45 #,•	162,347	165,783
Series 2015-6 B1 144A 3.528% 10/25/45 #,•	134,472	137,712
Series 2015-6 B2 144A 3.528% 10/25/45 #,•	134,472	137,389

24    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.892% 1/25/45 #,•	35,295	$36,026
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.634% 4/25/36 •	5,961	5,897
WST Trust Series 2019-1 A 1.09% (BBSW1M + 1.08%) 8/18/50 •	1,525,706	1,162,880
Total Non-Agency Collateralized Mortgage Obligations (cost $1,955,932)		2,140,845

Non-Agency Commercial Mortgage-Backed Securities – 1.29%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	369,726
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	370,226
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	533,424
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	580,000	648,723
Series 2019-GC42 A4 3.001% 9/1/52	430,000	464,298

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	127,921
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	92,553	49,507
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 •	212,837	209,723
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	485,000	513,254
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,209,688)		3,286,802

Sovereign Bonds – 3.45%
Argentina − 0.01%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	87,300	31,490
1.00% 7/9/29	3,033	1,156
		32,646
NQ-448 [6/21] 8/21 (1750412)    25

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Australia − 0.14%
Australia Government Bonds
0.25% 11/21/25	AUD	225,000	$165,797
1.50% 6/21/31	AUD	130,000	97,640
1.75% 6/21/51	AUD	55,000	36,507
2.25% 11/21/22	AUD	90,000	69,602
			369,546
Belgium − 0.09%
Kingdom of Belgium Government Bonds
144A 0.10% 6/22/30 #	EUR	60,000	72,127
144A 0.40% 6/22/40 #	EUR	40,000	45,660
144A 0.80% 6/22/25 #	EUR	35,000	43,752
144A 1.70% 6/22/50 #	EUR	20,000	28,659
144A 4.25% 9/28/22 #	EUR	25,000	31,473
			221,671
Canada − 0.10%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	55,000	43,659
1.00% 9/1/22	CAD	160,000	130,113
1.25% 6/1/30	CAD	55,000	43,979
2.00% 12/1/51	CAD	45,000	37,280
			255,031
Denmark − 0.02%
Denmark Government Bonds
144A 0.25% 11/15/52 #	DKK	60,000	8,897
0.50% 11/15/27	DKK	235,000	39,292
4.50% 11/15/39	DKK	30,000	8,422
			56,611
France − 0.42%
French Republic Government Bonds OAT
0.000% 2/25/23 ^	EUR	140,000	167,782
0.000% 11/25/30 ^	EUR	180,000	212,814
0.25% 11/25/26	EUR	105,000	128,813
0.50% 5/25/25	EUR	210,000	259,090
0.75% 11/25/28	EUR	135,000	171,183
144A 0.75% 5/25/52 #	EUR	110,000	124,701
			1,064,383
26    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Germany − 0.26%
Bundesrepublik Deutschland Bundesanleihe
0.000% 8/15/30 ^	EUR	140,000	$170,582
0.000% 5/15/35 ^	EUR	100,000	118,784
1.00% 8/15/25	EUR	120,000	152,084
1.50% 9/4/22	EUR	130,000	158,170
2.50% 8/15/46	EUR	35,000	64,941
			664,561
Italy − 0.36%
Italy Buoni Poliennali Del Tesoro
144A 0.85% 1/15/27 #	EUR	80,000	98,155
0.95% 8/1/30	EUR	130,000	157,532
1.35% 4/15/22	EUR	110,000	132,324
1.45% 11/15/24	EUR	180,000	224,911
144A 2.25% 9/1/36 #	EUR	220,000	297,143
			910,065
Japan − 1.26%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	7,400,000	61,067
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	99,600,000	906,969
0.10% 12/20/29	JPY	94,250,000	856,251

Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	24,100,000	212,669
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	58,000,000	519,830
1.70% 6/20/32	JPY	60,350,000	637,655
			3,194,441
Netherlands − 0.06%
Netherlands Government Bonds
144A 0.000% 7/15/30 #,^	EUR	25,000	30,123
144A 0.000% 1/15/52 #,^	EUR	30,000	31,862
144A 0.25% 7/15/25 #	EUR	35,000	42,937
144A 1.75% 7/15/23 #	EUR	30,000	37,367
			142,289
NQ-448 [6/21] 8/21 (1750412)    27

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Spain − 0.28%
Spain Government Bonds
0.000% 4/30/23 ^	EUR	65,000	$77,797
144A 0.60% 10/31/29 #	EUR	135,000	165,090
144A 0.80% 7/30/27 #	EUR	60,000	74,854
144A 2.35% 7/30/33 #	EUR	155,000	221,000
144A 3.80% 4/30/24 #	EUR	135,000	179,446
			718,187
Sweden − 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	130,000	14,864
144A 1.50% 11/13/23 #	SEK	90,000	10,954
2.50% 5/12/25	SEK	60,000	7,737
			33,555
United Kingdom − 0.44%
United Kingdom Gilt
0.125% 1/30/26	GBP	70,000	95,923
0.875% 10/22/29	GBP	125,000	175,944
1.25% 7/22/27	GBP	55,000	79,746
1.75% 9/7/22	GBP	80,000	112,900
1.75% 7/22/57	GBP	95,000	152,857
4.25% 3/7/36	GBP	170,000	338,148
4.25% 12/7/46	GBP	75,000	171,963
			1,127,481
Total Sovereign Bonds (cost $9,016,716)			8,790,467
		Number of shares
Preferred Stock – 0.24%
Volkswagen 2.310%	EUR	2,430	608,546
Total Preferred Stock (cost $404,318)			608,546
	Principal amount°
US Treasury Obligations – 2.53%
US Treasury Floating Rate Notes
0.099% (USBMMY3M + 0.049%) 1/31/23 •	1,220,000	1,220,625
0.105% (USBMMY3M + 0.055%) 7/31/22 •	245,000	245,163
US Treasury Notes
0.125% 6/30/23	3,830,000	3,820,949
0.25% 6/15/24	430,000	427,397
1.25% 6/30/28	60,000	60,098
28    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.625% 5/15/31	645,000	$654,977
Total US Treasury Obligations (cost $6,415,086)		6,429,209

Warrants – 0.00%
IRSA Inversiones y Representaciones exercise price $0.19, expiration date 3/5/26 0.000% †	6,330	1,203
Total Warrants (cost $0)		1,203
	Number of shares
Short-Term Investments – 2.34%
Money Market Mutual Funds − 2.34%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,488,362	1,488,362
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,488,362	1,488,362
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,488,362	1,488,362
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,488,362	1,488,362
Total Short-Term Investments (cost $5,953,448)		5,953,448
Total Value of Securities–100.23% (cost $190,404,927)		$255,011,552

Liabilities Net of Receivables and Other Assets — (0.23%)		(578,618)
Net Assets Applicable to 21,432,324 Shares Outstanding — 100.00%		$254,432,934
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $13,961,068, which represents 5.49% of the Fund's net assets.
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
NQ-448 [6/21] 8/21 (1750412)    29

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2021.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(115,000)	USD	139,654	9/17/21	$3,065
JPMCB	JPY	(360,000,000)	USD	3,278,046	9/17/21	35,329
TD	AUD	(2,045,000)	USD	1,579,011	9/17/21	44,839
TD	CAD	(335,000)	USD	276,007	9/17/21	5,768
TD	DKK	(375,000)	USD	61,236	9/17/21	1,346
TD	EUR	(3,225,000)	USD	3,916,230	9/17/21	85,780
TD	GBP	(870,000)	USD	1,228,189	9/17/21	24,498
TD	SEK	(300,000)	USD	36,057	9/17/21	976
Total Foreign Currency Exchange Contracts						$201,601
30    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(50)	US Treasury 10 yr Notes	$(6,625,000)	$(6,586,205)	9/21/21	$—	$(38,795)	$(11,718)
(16)	US Treasury 10 yr Ultra Notes	(2,355,250)	(2,313,960)	9/21/21	—	(41,290)	(7,750)
(45)	US Treasury 5 yr Notes	(5,554,336)	(5,567,171)	9/30/21	12,835	—	(2,813)
(5)	US Treasury Long Bonds	(803,750)	(780,573)	9/21/21	—	(23,177)	(3,281)
Total Futures Contracts			$(15,247,909)		$12,835	$(103,262)	$(25,562)
Swap Contracts
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
IRS 10/1/25[4]-(Annually/ Annually)	725,000	0.115%/ (0.01)%	$15,462	$—	$15,462	$—	$(440)
IRS 10/1/27[4]-(Annually/ Annually)	3,745,000	0.251%/ (0.01)%	146,893	—	146,893	—	(4,747)
IRS 10/1/30[4]-(Annually/ Annually)	2,155,000	0.449%/ (0.01)%	131,935	—	131,935	—	(6,328)
IRS 10/1/40[4]-(Annually/ Annually)	570,000	0.761%/ (0.01)%	67,479	—	67,479	—	(3,356)
IRS 10/1/45[4]-(Annually/ Annually)	255,000	0.793%/ (0.01)%	36,774	—	36,774	—	(1,727)
NQ-448 [6/21] 8/21 (1750412)    31

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
IRS 10/1/50[4]-(Annually/ Annually)	560,000	0.812%/ (0.01)%	$92,380	$—	$92,380	$—	$(4,035)
IRS 10/2/23[4]-(Annually/ Annually)	2,225,000	0.041%/ (0.01)%	9,884	—	9,884	—	(245)
IRS 2/1/26[5]-(Semiannually/ Semiannually)	AUD 7,820,000	(0.838)%/ 0.015%	(63,024)	—	—	(63,024)	(1,021)
Total IRS Contracts			$437,783	$—	$500,807	$(63,024)	$(21,899)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $376.
[4]	Rate resets based on SOFR.
[5]	Rate resets based on BBSW6M.
Summary of abbreviations:
ADR – American Depositary Receipt
BBSW1M – Bank Bill Swap Rate 1 Month
BBSW6M – Bank Bill Swap Rate 6 Month
CLO – Collateralized Loan Obligation
32    NQ-448 [6/21] 8/21 (1750412)

(Unaudited)
Summary of abbreviations: (continued)
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
NQ-448 [6/21] 8/21 (1750412)    33

Schedule of investments
Delaware Strategic Allocation Fund (Unaudited)
Summary of currencies: (continued)
SEK – Swedish Krona
USD – US Dollar
34    NQ-448 [6/21] 8/21 (1750412)